EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 13.55%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class C
$ 777,042	0.83%, 03/15/2027	$ 764,535
	Series 2021-1 Class D
1,500,000	1.14%, 03/15/2027	1,430,563
	Series 2021-2 Class D
1,250,000	1.34%, 07/13/2027	1,175,663
	Series 2021-4 Class D
1,250,000	1.82%, 02/14/2028	1,164,582
1,500,000	AmeriCredit Automobile Receivables Trust Series 2021-1 Class D 1.21%, 12/18/2026	1,365,422
1,000,000	Apidos XXIX(a)(b) Series 2018-29A Class A2 6.37%, 07/25/2030 3-mo. LIBOR + 1.55%	972,738
1,700,000	Avant Credit Card Master Trust(a) Series 2021-1A Class A 1.37%, 04/15/2027	1,581,776
3,000,000	Barings Ltd(a)(b) Series 2018-3A Class C 6.71%, 07/20/2029 3-mo. LIBOR + 1.90%	2,887,986
	CCG Receivables Trust(a)
	Series 2020-1 Class B
1,000,000	1.19%, 12/14/2027	963,092
	Series 2023-1 Class A2
700,000	5.82%, 09/16/2030	706,833
	Credit Acceptance Auto Loan Trust(a)
	Series 2020-2A Class B
1,500,000	1.93%, 09/17/2029	1,476,402
	Series 2021-4 Class C
975,000	1.94%, 02/18/2031	890,659
1,185,000	DB Master Finance LLC(a) Series 2021-1A Class A2I 2.05%, 11/20/2051	1,042,447
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,117,197
	DT Auto Owner Trust(a)
	Series 2019-3A Class D
739,041	2.96%, 04/15/2025	731,929
	Series 2020-2A Class E
1,250,000	7.17%, 06/15/2027	1,265,679
	Series 2021-1A Class C
1,500,000	0.84%, 10/15/2026	1,454,782
	Series 2021-3A Class D
2,000,000	1.31%, 05/17/2027	1,809,422
	Series 2021-4A Class D
1,750,000	1.99%, 09/15/2027	1,581,367
1,368,849	Exeter Automobile Receivables Trust Series 2022-5A Class A2 5.29%, 01/15/2025	1,368,391
Principal Amount		Fair Value
Non-Agency — (continued)
$ 43,812	GMACM Home Equity Loan Trust(c) Series 2007-HE2 Class A3 6.19%, 12/25/2037	$ 43,577
1,000,000	ICG US Ltd(a)(b) Series 2018-3A Class B1R 6.27%, 01/24/2032 3-mo. LIBOR + 1.45%	952,607
1,500,000	Madison Park Funding XLVIII Ltd(a)(b) Series 2021-48A Class C 6.80%, 04/19/2033 3-mo. LIBOR + 2.00%	1,426,470
1,500,000	Magnetite XXII Ltd(a)(b) Series 2019-22A Class CR 6.74%, 04/15/2031 3-mo. LIBOR + 1.95%	1,415,129
759,173	MVW Owner Trust(a) Series 2021-1WA Class C 1.94%, 01/22/2041	692,254
	Navient Private Education Refi Loan Trust(a)
	Series 2021-A Class A
878,117	0.84%, 05/15/2069	767,784
	Series 2021-BA Class A
1,067,792	0.94%, 07/15/2069	932,470
	Series 2021-CA Class A
1,113,934	1.06%, 10/15/2069	972,347
1,000,000	Oaktree Ltd(a)(b) Series 2019-3A Class BR 6.56%, 10/20/2034 3-mo. LIBOR + 1.75%	959,335
2,000,000	Octagon Investment Partners 45 Ltd(a)(b) Series 2019-1A Class BR 6.51%, 04/15/2035 3-mo. SOFR + 1.85%	1,901,920
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,011,500
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
750,000	1.35%, 07/15/2027	707,660
	Series 2021-3 Class D
1,200,000	1.33%, 09/15/2027	1,128,917
	Series 2021-4 Class D
2,000,000	1.67%, 10/15/2027	1,865,505
320,587	SCF Equipment Leasing LLC(a) Series 2020-1A Class A3 1.19%, 10/20/2027	315,675
3,756,000	Voya Ltd(a)(b) Series 2016-1A Class BR 6.70%, 01/20/2031 3-mo. SOFR + 2.06%	3,462,164
650,000	Westlake Automobile Receivables Trust(a) Series 2021-2A Class D 1.23%, 12/15/2026	601,878

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	$ 447,956
		45,356,613
U.S. Government Agency — 0.00%
883	Federal National Mortgage Association Grantor Trust(d) Series 2003-T4 Class 2A6 4.44%, 07/26/2033	862
TOTAL ASSET-BACKED SECURITIES — 13.55% (Cost $48,650,922)		$45,357,475
BANK LOANS
1,500,000	American Trailer World Corp(b) 8.09%, 03/05/2028 1-mo. LIBOR + 3.24%	1,293,000
2,195,969	Berry Global Inc(b) 6.51%, 07/01/2026 1-mo. LIBOR + 1.66%	2,186,985
1,477,444	Catalent Pharma Solutions Inc(b) 6.81%, 02/22/2028 1-mo. LIBOR + 1.96%	1,461,283
2,968,747	Entain Holdings Ltd(b) 7.44%, 03/29/2027 3-mo. SOFR + 2.53%	2,959,469
549,542	Icon SARL(b) 7.41%, 07/03/2028 3-mo. SOFR + 2.50%	548,054
2,214,314	Jazz Financing SARL(b) 8.34%, 05/05/2028 1-mo. LIBOR + 3.49%	2,203,704
2,391,108	Vyaire Medical Inc(b) 9.52%, 04/16/2025 3-mo. LIBOR + 4.34%	1,697,687
TOTAL BANK LOANS — 3.69% (Cost $13,024,329)		$12,350,182
CORPORATE BONDS AND NOTES
Basic Materials — 1.71%
	Celanese US Holdings LLC
2,000,000	5.90%, 07/05/2024	2,000,755
500,000	6.17%, 07/15/2027	502,852
2,000,000	Nutrien Ltd 5.90%, 11/07/2024	2,028,488
1,250,000	Steel Dynamics Inc 2.80%, 12/15/2024	1,195,244
		5,727,339
Communications — 1.76%
2,000,000	AT&T Inc 5.54%, 02/20/2026	2,006,211
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,569,373
Principal Amount		Fair Value
Communications — (continued)
$ 500,000	Sirius XM Radio Inc(a) 3.13%, 09/01/2026	$ 451,000
2,000,000	T-Mobile USA Inc 2.25%, 02/15/2026	1,860,122
		5,886,706
Consumer, Cyclical — 10.89%
1,000,000	Advance Auto Parts Inc 5.90%, 03/09/2026	1,020,444
2,000,000	Aptiv PLC / Aptiv Corp 2.40%, 02/18/2025	1,905,110
1,250,000	Brinker International Inc 3.88%, 05/15/2023	1,247,531
2,500,000	Cinemark USA Inc(a) 8.75%, 05/01/2025	2,552,301
1,000,000	Daimler Truck Finance North America LLC(a) 5.20%, 01/17/2025	1,001,620
3,000,000	Ford Motor Credit Co LLC 2.30%, 02/10/2025	2,780,325
2,000,000	General Motors Financial Co Inc 6.05%, 10/10/2025	2,032,658
2,000,000	Genuine Parts Co 1.75%, 02/01/2025	1,889,501
2,000,000	Hyundai Capital America(a) 1.00%, 09/17/2024	1,874,621
2,000,000	Las Vegas Sands Corp 3.20%, 08/08/2024	1,935,077
1,500,000	Lowe's Cos Inc 4.80%, 04/01/2026	1,508,562
2,000,000	Mercedes-Benz Finance North America LLC(a) 4.95%, 03/30/2025	2,001,480
2,500,000	MGM Resorts International 6.75%, 05/01/2025	2,519,478
2,000,000	Nissan Motor Acceptance Co LLC(a) 1.13%, 09/16/2024	1,869,502
3,000,000	PVH Corp 4.63%, 07/10/2025	2,936,789
1,500,000	Starbucks Corp 4.75%, 02/15/2026	1,508,540
1,500,000	Volkswagen Group of America Finance LLC(a) 3.95%, 06/06/2025	1,471,257
	Warnermedia Holdings Inc
3,500,000	3.79%, 03/15/2025(a)	3,388,874
1,000,000	6.41%, 03/15/2026	1,005,049
		36,448,719
Consumer, Non-Cyclical — 12.76%
2,000,000	Amgen Inc 5.25%, 03/02/2025	2,021,992
1,500,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	1,543,198
1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	984,482
2,000,000	Baxter International Inc 1.32%, 11/29/2024	1,882,183

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$3,065,000	Bayer US Finance II LLC(a) 2.85%, 04/15/2025	$ 2,902,447
1,000,000	Becton Dickinson & Co 4.69%, 02/13/2028	1,004,025
1,000,000	Cargill Inc(a) 4.88%, 10/10/2025	1,008,090
1,500,000	Cigna Group 5.69%, 03/15/2026	1,509,426
1,500,000	Constellation Brands Inc 5.00%, 02/02/2026	1,500,287
2,500,000	CVS Health Corp 5.00%, 02/20/2026	2,528,075
1,000,000	Eli Lilly & Co(e) 5.00%, 02/27/2026	1,009,035
2,500,000	GE HealthCare Technologies Inc(a) 5.55%, 11/15/2024	2,514,809
3,000,000	Global Payments Inc 1.50%, 11/15/2024	2,826,044
1,500,000	Haleon US Capital LLC 3.02%, 03/24/2024	1,458,186
2,000,000	HCA Inc(a) 3.13%, 03/15/2027	1,858,952
1,500,000	Humana Inc 5.70%, 03/13/2026	1,505,760
1,000,000	Illumina Inc 5.80%, 12/12/2025	1,009,236
3,000,000	McKesson Corp 0.90%, 12/03/2025	2,711,926
1,500,000	Medtronic Global Holdings SCA 4.25%, 03/30/2028	1,497,610
1,000,000	Mondelez International Holdings Netherlands BV(a) 0.75%, 09/24/2024	939,265
1,500,000	Nestle Holdings Inc(a)(e) 5.25%, 03/13/2026	1,539,172
1,500,000	UnitedHealth Group Inc 4.25%, 01/15/2029	1,488,927
2,000,000	Universal Health Services Inc 1.65%, 09/01/2026	1,759,651
2,000,000	Viatris Inc 1.65%, 06/22/2025	1,833,993
2,000,000	Zimmer Biomet Holdings Inc 1.45%, 11/22/2024	1,890,267
		42,727,038
Energy — 5.83%
3,000,000	Canadian Natural Resources Ltd 2.05%, 07/15/2025	2,802,702
1,500,000	Enbridge Inc 5.97%, 03/08/2026	1,504,222
1,500,000	Energy Transfer LP 3.90%, 05/15/2024	1,468,441
	EQT Corp
500,000	6.13%, 02/01/2025	502,974
100,000	3.13%, 05/15/2026(a)	92,495
1,500,000	Gray Oak Pipeline LLC(a) 2.00%, 09/15/2023	1,474,812
Principal Amount		Fair Value
Energy — (continued)
$2,000,000	Midwest Connector Capital Co LLC(a) 3.90%, 04/01/2024	$ 1,964,920
2,000,000	Phillips 66 1.30%, 02/15/2026	1,810,947
2,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	1,948,811
	TransCanada PipeLines Ltd
2,000,000	1.00%, 10/12/2024	1,875,481
2,000,000	6.20%, 03/09/2026	2,013,934
2,000,000	Williams Cos Inc 5.40%, 03/02/2026	2,037,518
		19,497,257
Financial — 34.79%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	1.15%, 10/29/2023	1,454,302
2,500,000	1.75%, 10/29/2024	2,329,044
1,500,000	Ally Financial Inc 3.88%, 05/21/2024	1,441,252
	American Express Co
2,000,000	3.95%, 08/01/2025	1,961,110
1,500,000	4.90%, 02/13/2026	1,513,936
2,000,000	Athene Global Funding(a) 0.95%, 01/08/2024	1,914,273
	Bank of America Corp
2,000,000	0.81%, 10/24/2024	1,943,754
5,000,000	3.46%, 03/15/2025	4,894,675
3,000,000	1.53%, 12/06/2025	2,804,792
2,500,000	Bank of Montreal(a)(e) 3.75%, 07/25/2025	2,449,426
2,000,000	Bank of New York Mellon 5.22%, 11/21/2025	1,997,089
1,000,000	Bank of New York Mellon Corp 3.35%, 04/25/2025	963,027
	Bank of Nova Scotia
3,000,000	0.70%, 04/15/2024	2,861,702
2,500,000	3.45%, 04/11/2025	2,425,064
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,433,671
	Canadian Imperial Bank of Commerce
2,500,000	1.00%, 10/18/2024	2,346,597
1,500,000	2.25%, 01/28/2025(e)	1,425,606
2,000,000	Capital One Financial Corp 4.99%, 07/24/2026	1,927,834
	Citigroup Inc
950,000	1.28%, 11/03/2025	887,376
4,000,000	5.59%, 06/09/2027(e)	3,918,316
2,000,000	Citizens Bank NA 4.12%, 05/23/2025	1,888,104
3,420,000	EPR Properties REIT 4.50%, 04/01/2025	3,301,623
2,000,000	Equitable Financial Life Global Funding(a) 0.80%, 08/12/2024	1,884,722

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$3,500,000	Fifth Third Bancorp 2.38%, 01/28/2025	$ 3,255,716
2,000,000	Goldman Sachs Group Inc 0.93%, 10/21/2024	1,946,000
2,000,000	Huntington Bancshares Inc 2.63%, 08/06/2024	1,875,066
	JPMorgan Chase & Co
2,000,000	3.85%, 06/14/2025	1,961,104
2,000,000	0.77%, 08/09/2025(f)	1,877,800
1,750,000	5.55%, 12/15/2025	1,761,972
4,000,000	2.60%, 02/24/2026	3,790,793
500,000	Keybank NA 4.15%, 08/08/2025	472,735
1,500,000	KeyCorp 3.88%, 05/23/2025	1,445,868
250,000	Lehman Brothers Holdings Inc Escrow Account(g)(h) 0.00%, 10/15/2025	500
1,500,000	Mastercard Inc(e) 4.88%, 03/09/2028	1,546,256
3,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	2,762,222
	Morgan Stanley
2,000,000	0.79%, 01/22/2025	1,923,900
2,400,000	3.62%, 04/17/2025	2,356,025
2,000,000	1.16%, 10/21/2025	1,867,705
2,000,000	5.05%, 01/28/2027	1,994,416
3,000,000	NatWest Markets PLC(a) 0.80%, 08/12/2024	2,807,048
	New York Life Global Funding(a)
2,000,000	1.45%, 01/14/2025	1,889,422
1,500,000	4.70%, 04/02/2026	1,501,179
2,500,000	Northwestern Mutual Global Funding(a) 4.00%, 07/01/2025	2,463,368
1,000,000	PNC Financial Services Group Inc/The(e) 4.76%, 01/26/2027	987,635
2,000,000	Pricoa Global Funding I(a) 1.15%, 12/06/2024	1,885,960
	Principal Life Global Funding II(a)
1,800,000	0.75%, 04/12/2024	1,720,514
2,000,000	0.75%, 08/23/2024(e)	1,881,543
2,250,000	Protective Life Global Funding(a) 1.65%, 01/13/2025	2,113,372
	Royal Bank of Canada
3,000,000	3.38%, 04/14/2025	2,911,315
1,000,000	4.78%, 12/12/2025(a)	1,006,175
850,000	State Street Corp 4.86%, 01/26/2026	844,160
3,500,000	Synchrony Financial 4.88%, 06/13/2025	3,239,922
2,000,000	Toronto-Dominion Bank 1.25%, 09/10/2026	1,768,679
2,000,000	Truist Financial Corp 4.26%, 07/28/2026	1,928,016
Principal Amount		Fair Value
Financial — (continued)
$2,225,000	USAA Capital Corp(a) 3.38%, 05/01/2025	$ 2,148,273
1,250,000	VICI Properties LP REIT 4.38%, 05/15/2025	1,210,069
	Wells Fargo & Co
2,000,000	3.91%, 04/25/2026	1,941,231
1,500,000	2.19%, 04/30/2026	1,405,739
		116,458,993
Industrial — 3.11%
1,000,000	Boeing Co 1.95%, 02/01/2024	970,769
2,000,000	CNH Industrial Capital LLC 3.95%, 05/23/2025	1,947,673
1,000,000	John Deere Capital Corp 4.80%, 01/09/2026	1,015,287
1,250,000	Raytheon Technologies Corp 5.00%, 02/27/2026	1,268,971
2,500,000	Sonoco Products Co 1.80%, 02/01/2025	2,352,987
1,500,000	Stanley Black & Decker Inc 6.27%, 03/06/2026	1,517,834
1,345,000	Trimble Inc 4.15%, 06/15/2023	1,339,464
		10,412,985
Technology — 6.44%
2,000,000	Fidelity National Information Services Inc 4.50%, 07/15/2025	1,976,873
1,500,000	Fiserv Inc 5.45%, 03/02/2028	1,532,045
2,000,000	Hewlett Packard Enterprise Co 5.90%, 10/01/2024	2,025,217
1,000,000	Intel Corp 4.88%, 02/10/2026	1,012,706
	Microchip Technology Inc
3,000,000	0.97%, 02/15/2024	2,879,992
1,000,000	0.98%, 09/01/2024	943,952
1,725,000	NetApp Inc 1.88%, 06/22/2025	1,608,479
	Oracle Corp
3,000,000	1.65%, 03/25/2026	2,756,063
1,000,000	4.50%, 05/06/2028	987,966
1,000,000	Qorvo Inc(a) 1.75%, 12/15/2024	928,320
2,000,000	Skyworks Solutions Inc 0.90%, 06/01/2023	1,983,197
3,000,000	Take-Two Interactive Software Inc 3.55%, 04/14/2025	2,922,096
		21,556,906

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Utilities — 0.46%
$1,500,000	NextEra Energy Capital Holdings Inc 6.05%, 03/01/2025	$ 1,525,953
TOTAL CORPORATE BONDS AND NOTES — 77.75% (Cost $269,926,833)		$260,241,896
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.52%
531,979	Angel Oak Mortgage Trust(a)(c) Series 2021-3 Class A3 1.46%, 05/25/2066	439,349
1,500,000	CityLine Commercial Mortgage Trust(a)(c) Series 2016-CLNE Class A 2.78%, 11/10/2031	1,452,831
835,152	Deephaven Residential Mortgage Trust(a)(c) Series 2022-1 Class A1 2.21%, 01/25/2067	743,131
902,837	GS Mortgage-Backed Securities Trust(a)(c) Series 2022-PJ1 Class A8 2.50%, 05/28/2052	778,980
1,370,878	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	1,326,310
825,454	RCKT Mortgage Trust(a)(c) Series 2022-1 Class A5 2.50%, 01/25/2052	712,213
	Starwood Mortgage Residential Trust(a)(c)
	Series 2021-3 Class A3
936,646	1.52%, 06/25/2056	751,367
	Series 2021-6 Class A1
1,655,964	1.92%, 11/25/2066	1,364,237
	Verus Securitization Trust(a)(c)
	Series 2021.5 Class A3
368,564	1.37%, 09/25/2066	288,648
	Series 2021-2 Class A3
685,294	1.55%, 02/25/2066	579,673
TOTAL MORTGAGE-BACKED SECURITIES — 2.52% (Cost $9,619,753)		$8,436,739
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,000,000	0.25%, 06/30/2025(i)	2,765,039
2,000,000	0.50%, 02/28/2026	1,817,735
TOTAL U.S. TREASURY BONDS AND NOTES — 1.37% (Cost $4,577,755)		$4,582,774
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.12%
$ 400,000	Federal Home Loan Bank(j) 4.41%, 04/03/2023	$ 399,903
Repurchase Agreements — 3.00%
2,513,742	Undivided interest of 1.69% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $2,513,742 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(k)	2,513,742
2,513,742	Undivided interest of 1.69% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $2,513,742 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(k)	2,513,742
2,513,742	Undivided interest of 1.71% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $2,513,742 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(k)	2,513,742

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,512,474	Undivided interest of 4.86% in a repurchase agreement (principal amount/value $51,760,220 with a maturity value of $51,780,924) with JP Morgan Securities, 4.80%, dated 3/31/23 to be repurchased at $2,512,474 on 4/3/23 collateralized by U.S. Treasury securities, 0.50% - 3.25%, 11/15/25 - 8/31/27, with a value of $52,795,426.(k)	$ 2,512,474
		10,053,700
TOTAL SHORT TERM INVESTMENTS — 3.12% (Cost $10,453,603)		$10,453,603
TOTAL INVESTMENTS — 102.00% (Cost $356,253,195)		$341,422,669
OTHER ASSETS & LIABILITIES, NET — (2.00)%		$(6,685,068)
TOTAL NET ASSETS — 100.00%		$334,737,601
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2023.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2023. Maturity date disclosed represents final maturity date.
(e)	All or a portion of the security is on loan at March 31, 2023.
(f)	Restricted security; further details of these securities are included in a subsequent table.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
JPMorgan Chase & Co	0.77%	08/09/2025	08/03/2021	$2,000,000	$1,877,800	0.56%

At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
U.S. 2 Year Treasury Note Futures	132	USD	27,251,813	June 2023	$348,704
U.S. 5 Year Treasury Note Futures	122	USD	13,359,953	June 2023	318,695
				Net Appreciation	$667,399
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2023

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 103 long futures contracts and an average of 0 short futures contracts for the reporting period.

March 31, 2023